Segment Information - Schedule of Segment Profit or Loss used by the CODM, Adjusted EBITDA (Details) - CODM Adjusted EBITDA [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ (1,026)	$ (768)	$ (1,470)
Cost of revenues	1,828	1,553	1,508
Gross Margin ($)	(802)	(785)	(38)
Operating Expenses:
Research and development, net	28,411	25,407	25,245
Sales and marketing	3,445	3,046	2,966
General and administrative	5,889	6,160	5,275
Total operating expenses	37,745	34,613	33,486
Stock-based compensation	9,658	14,255	13,361
Operating loss	(48,205)	(49,653)	(46,885)
Financial income, net	(1,784)	(336)	(3,385)
Net loss	(46,421)	(49,317)	(43,500)
Adjusted EBITDA	(37,861)	(33,272)	(32,473)
GAAP net loss attributable to ordinary shareholders	(46,421)	(49,317)	(43,500)
Add:
Financial income, net	(1,784)	(336)	(3,385)
Depreciation	538	585	557
Share-based compensation	9,142	14,542	13,012
Warrants to service providers	664	1,186	629
Non-recurring expenses related to ATM		68	214
Adjusted EBITDA	$ (37,861)	$ (33,272)	$ (32,473)